Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0001275617
Registrant Name	COHEN & STEERS INFRASTRUCTURE FUND INC
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A